Lease (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Lease
Operating lease right-of-use assets	¥ 62,898	¥ 95,609		$ 9,119
Operating lease liability	71,257	105,885
Cash payments for operating leases	46,169	44,072
ROU assets obtained in exchange for operating lease liabilities	¥ 5,979	¥ 9,137
Weighted-average remaining lease term	1 year 7 months 2 days	2 years 5 months 1 day		1 year 7 months 2 days
Weighted-average discount rate	5.85%	5.90%		5.85%
Operating lease cost	¥ 44,252	¥ 41,976	¥ 40,432
Short-term lease cost	5,146	7,929	¥ 6,586
Right of use assets in relation to early terminated lease	¥ 0	¥ 0